Loans Receivable - G Mining Ventures Term Loan (Details) - G Mining Ventures Corp, Tocantinzinho Project, Brazil - USD ($) $ in Millions	Apr. 19, 2024	Jan. 29, 2024
Loans Receivable
Notional amount	$ 33.0	$ 42.0
Amount of funding	$ 75.0
Term of the loan	6 years
Percentage of final repayment upon maturity	25.00%
Percentage of fee on undrawn amounts	1.00%
Percentage of original issue discount	2.00%
SOFR
Loans Receivable
Spread on variable rate (as a percent)	5.75%
Interest rate after completion of test	4.75%